Income Taxes - Reconciliation between U.S. Federal Income Taxes at Statutory Rate and Provision for Income Taxes (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Effective Income Tax Rate Reconciliation, Percent [Abstract]
U.S. federal taxes at statutory rate	21.00%	21.00%
State tax, net of federal tax benefit	1.00%
Equity compensation		(3.00%)
Nontaxable and nondeductible items, Business Combination expenses	(6.90%)
Nontaxable and nondeductible items, Other	(0.10%)
Change in valuation allowance	(15.00%)	(18.00%)
Effective income tax rate	0.00%	0.00%